Schedules of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds — 94.1%

Alabama — 6.7%
Alabaster Board of Education, Special Tax Series A Insured: AGM
5.000%, due 9/1/25	$215,000	$251,763
Bibb County Board of Education, Special Tax Series B Insured: BAM
4.000%, due 4/1/35	425,000	500,569
4.000%, due 4/1/37	460,000	537,418
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/26	1,020,000	1,263,607
5.000%, due 8/1/28	335,000	424,499
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	390,000	473,534
City of Troy AL, General Obligation Bonds Insured: BAM
5.000%, due 7/1/24	500,000	581,155
County of Dallas AL, General Obligation Bonds Series B Insured: AGM
1.330%, due 5/1/26	305,000	282,598
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,786,260
University of South Alabama, Revenue Bonds Insured: AGM
4.000%, due 4/1/39	685,000	795,401
University of West Alabama, Revenue Bonds Insured: AGM
4.000%, due 1/1/41	350,000	395,482
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,165,000
		8,457,286
Arizona — 0.6%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	283,833
5.000%, due 6/1/33	350,000	432,743
		716,576
Arkansas — 0.5%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	237,260
5.000%, due 11/1/35	350,000	411,852
		649,112
California — 15.3%
Abag Finance Authority for Nonprofit Corps, Special Tax Series A Insured: AGM
5.000%, due 9/2/30	750,000	938,790
Bellevue Union School District, General Obligation Bonds Series A Insured: AGM
1.960%, due 8/1/35(a)	320,000	238,957

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
1.350%, due 8/1/28(a)	$390,000	$350,247
California Municipal Finance Authority, Certificates of Participation Insured: AGM
5.000%, due 6/1/26	350,000	429,733
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	291,592
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	655,337
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	743,082
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	1,003,389
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.040%, due 8/1/27(a)	335,000	311,563
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	250,000	293,290
Cupertino Union School District, General Obligation Bonds Series C Insured: NATL
1.560%, due 8/1/32(a)	400,000	331,912
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	735,454
Duarte Unified School District, General Obligation Bonds Series E Insured: AGM
1.400%, due 11/1/29(a)	350,000	307,741
Golden West Schools Financing Authority, Revenue Bonds Insured: BHAC-CR FGIC
5.250%, due 9/1/20	250,000	250,975
Grossmont Healthcare District, General Obligation Bonds Series A Insured: AMBAC
1.560%, due 7/15/32(a)	1,000,000	830,750
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,151,449
Hayward Unified School District, General Obligation Bonds Series A Insured: AGM
1.630%, due 8/1/32(a)	210,000	172,809
Series A Insured: BAM
5.000%, due 8/1/34	570,000	729,970
Hemet Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/40	1,000,000	1,122,970

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Imperial Community College District, General Obligation Bonds Insured: AGC
2.350%, due 8/1/37(a)	$400,000	$268,848
Jurupa Public Financing Authority, Special Tax Series A Insured: AGM
4.000%, due 9/1/36	785,000	928,663
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.480%, due 8/1/31(a)	155,000	119,304
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,132,050
Oceanside Unified School District, General Obligation Bonds Series B Insured: AGM
1.840%, due 8/1/34(a)	300,000	232,104
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.150%, due 8/1/29(a)	390,000	351,839
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
1.570%, due 8/1/33(a)	640,000	481,773
Riverside County Redevelopment Successor Agency, Tax Allocation Series B Insured: BAM
5.000%, due 10/1/26	575,000	691,926
Roseville Joint Union High School District, Certificates of Participation Insured: BAM
2.125%, due 6/1/35	500,000	499,785
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.860%, due 7/1/24(a)	310,000	299,711
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	241,856
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
0.420%, due 10/1/23(a)	225,000	222,030
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	675,103
Sanger Unified School District, General Obligation Bonds Series A Insured: AGM
1.150%, due 8/1/28(a)	305,000	278,297
Santa Rita Union School District, General Obligation Bonds Series B Insured: AGM
2.070%, due 8/1/39(a)	820,000	554,033
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	248,415
Southwestern Community College District, General Obligation Bonds Insured: NATL
0.630%, due 8/1/24(a)	560,000	546,123

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	$600,000	$682,626
		19,344,496
Colorado — 4.2%
Beacon Point Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	100,000	109,551
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	395,000	484,574
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/31	1,015,000	1,228,769
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	609,780
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/28	375,000	474,952
5.250%, due 12/1/37	425,000	500,284
Park Creek Metropolitan District, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/20	200,000	202,910
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	671,940
Series B Insured: BAM
5.250%, due 12/1/33	150,000	199,244
5.250%, due 12/1/35	115,000	151,736
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	294,423
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	157,878
5.000%, due 12/15/32	155,000	180,637
		5,266,678
Connecticut — 0.7%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,660
5.000%, due 7/1/24	20,000	23,280
5.000%, due 7/1/27	60,000	71,109
Series B Insured: AGM
5.000%, due 10/1/23	15,000	17,046
Series C Insured: AGM
5.000%, due 7/15/32	20,000	23,359
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	250,000	330,980
5.250%, due 9/1/30	300,000	395,145
		888,579

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Delaware — 0.3%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/26	$280,000	$336,331

Florida — 1.7%
City of Cape Coral FL Water & Sewer Revenue, Special Assessment Insured: AGM
1.900%, due 9/1/20	740,000	740,718
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,183,500
Hillsborough County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	245,000	269,615
		2,193,833
Illinois — 16.8%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	586,835
Chicago Park District, General Obligation Bonds Series D Insured: BAM
4.000%, due 1/1/39	500,000	555,670
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,135,520
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds Series A Insured: NATL
2.010%, due 1/1/22(a)	345,000	335,347
Cook County School District No 111 Burbank, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,473,527
Cook County School District No 94, General Obligation Bonds Insured: BAM
4.000%, due 12/1/40	460,000	514,791
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
4.000%, due 6/1/40	1,005,000	1,104,736
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	426,211
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	403,250
4.000%, due 1/1/32	450,000	528,610
4.000%, due 1/1/34	675,000	781,272
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	428,062
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	1,000,000	1,187,620

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	$275,000	$331,403
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	196,480
Northern Illinois University, Revenue Bonds Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,381,464
Sales Tax Securitization Corp., Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/37	1,000,000	1,223,620
Sangamon County School District No 186 Springfield, General Obligation Bonds Series B Insured: AGM
5.000%, due 2/1/34	1,000,000	1,296,590
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,244,910
South Sangamon Water Commission, General Obligation Bonds Insured: AGM
4.000%, due 1/1/32	1,000,000	1,159,770
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	599,140
State of Illinois, Revenue Bonds Insured: BAM
4.250%, due 6/15/30	500,000	510,255
Series A Insured: BAM
4.000%, due 6/15/35	750,000	800,513
Series C
4.000%, due 6/15/21	225,000	228,753
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	598,756
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	131,801
Washington County Community Unit School Dist NO 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	855,075

Western Illinois University, Revenue Bonds Insured: BAM
4.000%, due 4/1/32	1,000,000	1,187,290
		21,207,271
Iowa — 0.8%
City of Altoona IA, General Obligation Bonds Series C Insured: BAM
3.000%, due 6/1/22	320,000	334,967
3.000%, due 6/1/24	345,000	378,237

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Iowa (continued)
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	$290,000	$339,987
		1,053,191
Kansas — 0.3%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	322,091

Kentucky — 1.4%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
0.980%, due 11/1/21(b)	1,000,000	997,170
1.010%, due 11/1/25(b)	130,000	127,995
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	563,315
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	110,756
		1,799,236
Louisiana — 2.9%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	630,220
5.000%, due 12/1/32	125,000	156,585
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	450,000	537,340
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,213,160
Parish of St Mary LA, Revenue Bonds Insured: AGM
5.000%, due 3/1/27	330,000	417,988
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	610,000	755,284
		3,710,577
Maine — 0.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	183,433
5.000%, due 12/1/26	155,000	186,842
		370,275
Massachusetts — 1.1%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
1.030%, due 5/1/37(b)	85,000	82,575
Series B Insured: AMBAC
5.250%, due 8/1/28	415,000	565,757

	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts (continued)
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	$600,000	$716,880
		1,365,212
Michigan — 1.9%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,093,430
Grandville Public Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/37	245,000	300,272
4.000%, due 5/1/40	200,000	242,936
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	702,330
		2,338,968
Mississippi — 0.5%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.250%, due 10/1/38	460,000	584,867

Missouri — 0.5%
City of St Louis MO Airport Revenue, Revenue Bonds Series A Insured: AGM
5.000%, due 7/1/27	100,000	124,872
St Louis Municipal Library District, Certificates of Participation Insured: BAM
4.000%, due 3/15/32	410,000	504,034
		628,906
Montana — 0.4%
City of Bozeman MT, Tax Allocation Insured: AGM
2.000%, due 7/1/21	90,000	90,967
2.000%, due 7/1/22	50,000	51,047
3.000%, due 7/1/24	100,000	107,624
4.000%, due 7/1/26	75,000	86,861
4.000%, due 7/1/27	100,000	117,401
		453,900
Nevada — 1.0%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	916,062
5.000%, due 6/1/32	265,000	326,756
		1,242,818
New Jersey — 4.6%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	85,000	89,323
City of East Orange NJ, General Obligation Bonds Insured: AGM
4.000%, due 9/15/24	125,000	143,011

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
City of Perth Amboy NJ, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	$765,000	$912,966
East Orange Board Of Education, Certificates of Participation Insured: AGM
1.130%, due 8/1/26(a)	100,000	93,433
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/28	265,000	315,008
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	345,173
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/34	150,000	164,450
Series K Insured: NATL
5.250%, due 12/15/21	110,000	116,533
New Jersey Educational Facilities Authority, Revenue Bonds Series F Insured: BAM
5.000%, due 7/1/25	300,000	368,154
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
1.380%, due 12/15/24(a)	190,000	178,925
Insured: BHAC-CR MBIA
1.780%, due 12/15/27(a)	500,000	438,880
Series B Insured: AMBAC
5.250%, due 12/15/23	145,000	164,437
Series B Insured: NATL
5.500%, due 12/15/20	335,000	340,692
Passaic Valley Sewerage Commission, Revenue Bonds Series F Insured: NATL
2.500%, due 12/1/32	1,165,000	1,166,631
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/30	700,000	921,123
		5,758,739
New York — 8.5%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	433,938
City of Syracuse NY, Series A Insured: AGM
4.000%, due 5/15/35	405,000	476,940
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,098,218
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
2.000%, due 8/1/20	150,000	150,000
5.000%, due 10/15/20	350,000	353,231
5.000%, due 10/15/28	500,000	618,115
Series C Insured: BAM
5.000%, due 2/1/23	410,000	452,312

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	$500,000	$551,785
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,113,690
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.920%, due 11/15/38(a)	425,000	250,163
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 10/1/36	500,000	578,265
New York State Thruway Authority, Revenue Bonds Series L
5.000%, due 1/1/32	250,000	316,380
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	224,360
Niagara Falls City School District, General Obligation Bonds Insured: BAM
5.000%, due 6/15/28	590,000	764,245
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	250,000	261,320
4.000%, due 12/1/38	250,000	289,990
Rensselaer City School District, Certificates of Participation Insured: AGM
5.000%, due 6/1/27	250,000	310,475
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	76,402
4.000%, due 11/1/26	800,000	954,000
4.000%, due 2/15/27	55,000	65,821
4.000%, due 2/15/28	55,000	66,776
Series B Insured: AGM
3.000%, due 2/1/24	1,190,000	1,291,709
		10,698,135
North Carolina — 0.5%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	666,419

North Dakota — 0.9%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	670,000	786,968
5.000%, due 4/1/21	335,000	345,278
		1,132,246
Ohio — 1.6%
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A Insured: AGM
4.000%, due 11/15/37	375,000	443,696

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Ohio (continued)
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	$315,000	$354,287
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	583,175
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/29	170,000	198,030
4.000%, due 12/1/39	400,000	450,352
		2,029,540
Oregon — 0.6%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	500,240
Jackson County School District No 6 Central Point, General Obligation Bonds Series B Insured: SCH BD GTY
2.410%, due 6/15/49(a)	500,000	199,660
		699,900
Pennsylvania — 7.0%
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/30	370,000	428,826
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	440,704
Coatesville School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/23	150,000	169,571
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	289,142
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	589,058
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/29	1,000,000	1,216,900
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.798%, due 7/1/27(b)	185,000	181,568
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	750,000	970,943
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	839,286
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	144,078

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
State Public School Building Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/21	$375,000	$388,395
Series A Insured: AGM
5.000%, due 9/15/21	875,000	919,485
Vanport Township Municipal Authority, Revenue Bonds Insured: AGM
5.000%, due 4/1/21	145,000	149,164
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/31	415,000	467,821
4.000%, due 9/1/32	435,000	488,470
Waverly Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 2/15/27	950,000	1,101,573
		8,784,984
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	493,085
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	100,583
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,188
		618,856
Rhode Island — 2.5%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	138,973
Providence Public Building Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,270,459
Series B Insured: AGM
5.000%, due 6/15/26	275,000	335,690
5.000%, due 6/15/36	660,000	830,188
Rhode Island Health and Educational Building Corp., Revenue Bonds Series A Insured: AGM
4.000%, due 5/15/36	390,000	467,091
5.000%, due 5/15/29	110,000	137,009
		3,179,410
Tennessee — 0.3%
County of Campbell TN, General Obligation Bonds Insured: AGM
5.000%, due 6/1/21	320,000	332,573

Texas — 6.4%
City of Arlington TX Special Tax Revenue, Special Tax Series A Insured: AGM
5.000%, due 2/15/38	700,000	828,261
Series C Insured: BAM
5.000%, due 2/15/33	430,000	507,761

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
City of Rio Grande City TX, General Obligation Bonds Insured: AGM
4.000%, due 2/15/26	$630,000	$732,715
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	636,620
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	454,896
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	385,902
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/38	500,000	566,410
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: MAC
3.000%, due 9/1/21	180,000	184,583
3.000%, due 9/1/22	180,000	187,058
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28	525,000	666,676
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	174,514
North Texas Tollway Authority, Revenue Bonds Series D Insured: AGC
1.450%, due 1/1/29(a)	1,000,000	885,300
Southwest Houston Redevelopment Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/32	450,000	531,815
5.000%, due 9/1/28	210,000	263,798
5.000%, due 9/1/29	225,000	287,525
5.000%, due 9/1/30	350,000	453,541
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
1.480%, due 2/15/34(a)	500,000	380,120
		8,127,495
Utah — 0.2%
Utah Transit Authority, Revenue Bonds Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	306,401

Washington — 1.1%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.200%, due 2/1/22(a)	530,000	520,577
Klickitat County Public Utility District NO 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	891,420
		1,411,997

	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin — 1.5%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	$500,000	$644,980
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	333,801
4.000%, due 7/1/45	800,000	880,224
		1,859,005
Total Municipal Bonds
(Cost $114,118,476)		118,535,903

	Shares	Value
Short-Term Investment — 6.8%

Money Market Fund — 6.8%
Fidelity Investments Money Market Treasury Only Class I, 0.02%(c)
(Cost $8,607,030)	8,607,030	$8,607,030
Total Investments — 100.9%
(Cost $122,725,506)		127,142,933
Other Assets and Liabilities, Net — (0.9)%		(1,144,519)
Net Assets — 100.0%		$125,998,414

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2020.
(c)	Reflects the 7-day yield at July 31, 2020.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program

Schedules of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$–	$118,535,903	$–	$118,535,903
Short-Term Investment:
Money Market Fund	8,607,030	–	–	8,607,030
Total Investments in Securities	$8,607,030	$118,535,903	$–	$127,142,933

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.